Western Asset California Municipals Fund
Western Asset California Municipals Fund
Investment objective
The fund seeks to provide California investors with as high a level of current income exempt from regular federal income taxes and California state personal income taxes as is consistent with the preservation of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 69 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Western Asset California Municipals Fund (USD $)		Class A		Class B	Class C	Class FI	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		4.25%		none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	4.50%	1.00%	none	none
Small account fee ($)	[2]	15		15	15	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Western Asset California Municipals Fund	Class A		Class B		Class C		Class FI		Class I
Management fees	0.49%		0.49%		0.49%		0.49%		0.49%
Distribution and service (12b-1) fees	0.15%		0.65%		0.70%		0.25%		none
Other expenses	0.07%		0.28%		0.08%		0.19%	[1]	0.10%
Total annual fund operating expenses	0.71%		1.42%		1.27%		0.93%		0.59%
Fees waived and/or expenses reimbursed		[2]		[2]		[2]	(0.08%)	[3]		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.71%		1.42%		1.27%		0.85%		0.59%
[1]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	N/A
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.85% for Class FI shares and 0.60% for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
         You invest $10,000 in the fund for the time periods indicated
         Your investment has a 5% return each year and the fund’s operating expenses remain the same
         You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Western Asset California Municipals Fund (USD $)	1 year	3 years	5 years	10 years
Class A	494	642	803	1,269
Class B	595	750	877	1,509
Class C	229	402	696	1,532
Class FI	87	289	507	1,137
Class I	59	188	329	738

Number of years you own your shares ($)
Expense Example, No Redemption Western Asset California Municipals Fund (USD $)	1 year	3 years	5 years	10 years
Class A	494	642	803	1,269
Class B	145	450	777	1,509
Class C	129	402	696	1,532
Class FI	87	289	507	1,137
Class I	59	188	329	738

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its assets in California municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax and California state personal income tax but which may be subject to the alternative minimum tax. The fund's 80% policy may not be changed without a shareholder vote.

California municipal securities include debt obligations issued by the State of California and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

The fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated, determined to be of comparable credit quality by the subadviser) but may invest up to 20% of its assets in below investment grade bonds (commonly known as "junk bonds").

Some municipal securities, such as general obligation issues, are backed by the issuer's taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the fund's 80% policy. For additional information regarding derivatives, see "More on the fund's investment strategies, investments and risks—Derivatives" in this Prospectus.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had, potentially resulting in the loss of all assets. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Tax risk. The income on the fund’s municipal securities could become subject to regular federal income or California State personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Risks associated with focusing on investments in California municipal securities. The fund focuses its investments on California municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting California municipal issuers. The recent economic downturn has had a severe and negative impact on the State of California, causing a significant deterioration in California's economic base. California's recent economic and fiscal problems heighten the risks of investing in California municipal securities, including the risks of downgrades, market illiquidity and issuer defaults. Also, the fund may be more volatile than a more geographically diverse fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark and an average. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (09/30/2009): 9.19 Worst quarter (12/31/2008): (5.02) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2013, was 0.81
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Western Asset California Municipals Fund		1 year	5 years	10 years		Since inception	Inception date
Class A		4.64%	4.87%	4.40%
Class A Return after taxes on distributions		4.64%	4.86%	4.39%
Class A Return after taxes on distributions and sale of fund shares		4.52%	4.80%	4.38%
Class B		3.99%	5.07%	4.46%
Class C		7.66%	5.19%	4.27%
Class I		9.46%	5.94%		[1]	5.59%	Mar. 02, 2007
Barclays California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	8.14%	6.11%	5.29%
Lipper California Municipal Debt Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)	[3]	10.21%	5.50%	4.53%
[1]	N/A
[2]	For Class I shares, for the period from March 31, 2007 to December 31, 2012, the average annual total return of the Barclays California Municipal Bond Index was 5.65%.
[3]	For Class I shares, for the period from March 31, 2007 to December 31, 2012, the average annual total return of the Lipper California Municipals Debt Funds Category Average was 4.75%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A.